Income taxes - Income Tax Expense (Recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Expense [Abstract]
Current income tax expense	$ 85,672	$ 37,068
Deferred income tax expense (recovery)	9,240	(4,292)
Income tax expense	$ 94,912	$ 32,776